Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt [Abstract]
2018	$ 550
2019	525
2020	126
2022	1,200
Thereafter	3,750
Unamortized discount and debt issuance costs	(34)	$ (36)
Total	$ 6,117